INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax expense computed at statutory rates, see (*) below	$ 20,398	$ 20,935	$ 32,044
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(15,046)	(16,396)	(23,150)
Change in valuation allowance, see F below	3,479	1,432	1,060
Permanent differences and other, net	(3,432)	(3,023)	(4,016)
Income tax expense	$ 5,399	$ 2,948	$ 5,938